Financial Investment Designated at Fair Value Through OCI (Details) - Schedule of movement in financial instruments designated at fair value through OCI - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of movement in financial instruments designated at fair value through OCI [Abstract]
Beginning balance	S/ 26,883	S/ 21,206	S/ 657
Fair value change recorded in other comprehensive income	(8,659)	5,677	37
Investment shares from spin-off, note 1.2			21,206
Disposals			(694)
Ending balance	S/ 18,224	S/ 26,883	S/ 21,206